Income Taxes (Tables)	12 Months Ended
Mar. 31, 2020
Income Tax Disclosure [Abstract]
Schedule of Income Tax Provision

The provision for income expense consisted of the following components:

	Year ended March 31, 2020	Year ended March 31, 2019	Year ended March 31, 2018

Current	$10,221	$140,292	$317,878
Deferred	(608,759)	(5,280)	(5,280)
Total provision	$(598,538)	$135,012	$312,598

Schedule of Effective Income Tax Rate Reconciliation

Reconciliation between the Company’s actual provision for income tax expense and the provision at the statutory rate is as follow:

	Year ended March 31, 2020	Year ended March 31, 2019	Year ended March 31, 2018

(Loss) income before income tax expense	$(4,311,931)	$199,294	$1,119,224

(Benefit) provision for taxes at Hong Kong statutory tax rate	(355,734)	16,442	184,672
Impact of different tax rate in other jurisdiction	360,675	118,570	101,837
Impact of non-deductible expenses	(603,479)	-	26,089
Effective Income Tax	$(598,538)	$135,012	$312,598

Schedule of Components of Deferred Tax Liabilities

As of March 31, 2020 and 2019, the significant components of the deferred tax assets and deferred tax liabilities are summarized below:

	As of March 31,
	2020	2019

Deferred Tax Asset
Bad debt allowance	$603,479	$-
Total deferred tax asset	$603,479	$-

Deferred Tax Liability
Intangible asset acquired in acquisition	$35,640	$40,920
Total deferred tax liability	$35,640	$40,920
Net deferred tax asset (liability)	$567,839	$(40,920)